SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020		Dec. 31, 2020
Capital lease obligations, current		$ 21,500
Capital lease obligations, non current		$ 19,500
Stock to be issued during period, shares, acquisitions	2,237,000 [1]		2,237,000	[2]
Change in shares, sapesco - nesr ordinary share consideration		2,237,000
Change in shares, sapesco - additional earn-out shares		145,039
Change in Shares, SAPESCO - Additional Earn-Out Shares
Capital lease obligations, current			$ 24,500
Capital ease obligations, noncurrent	$ 3,800		3,800
Other current liabilities	7,300	$ 48,256	7,300		$ 30,400
Other liabilities	$ 18,400	$ 2,000	18,400		$ 4,000
Common Stock One [Member]
Change in Shares, SAPESCO - Additional Earn-Out Shares		266,611
Short Term Borrowings [Member]
Payments to acquire property, plant, and equipment			23,000
S A P E S C O [Member]
Stock to be issued during period, shares, acquisitions		7,268
SAPESCO Business Combination [Member]
Debt obligation		$ 100
Accounts Payable [Member]
Payments to acquire property, plant, and equipment		5,600	25,600
Accounts Payable [Member] | Seller Provided Installment Financing
Payments to acquire property, plant, and equipment		12,300	11,500
Accrued Liabilities [Member]
Payments to acquire property, plant, and equipment		17,500	300
Other Current Liabilities [Member]
Other liabilities related to future payments of cash purchase		18,000
Other Current Liabilities [Member] | Seller Provided Installment Financing
Payments to acquire property, plant, and equipment			3,000
Other Liabilities [Member]
Other liabilities related to future payments of cash purchase		$ 6,100
Other Liabilities [Member] | Seller Provided Installment Financing
Payments to acquire property, plant, and equipment			$ 700

[1]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares expected to be issued in the fourth quarter of 2020 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share since June 1, 2020.
[2]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares expected to be issued in the fourth quarter of 2020 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share since June 1, 2020.